Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Risk Management
Capital Risk Management

As of December 31,	2023	2022
Total borrowings	698,486,364	744,841,528
Total shareholders’ equity	408,132,148	422,243,261
Gearing ratio	63%	64%